Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Right-of use assets	Right-of-use assets consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Buildings	12,588	13,154
Vehicles	149	107
IT and telecommunication	49	71
Total	12,786	13,332

Details of Lease liabilities

Lease liabilities consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Lease liabilities – current	2,757	2,851
Lease liabilities – non-current	12,878	13,352
Total	15,635	16,203

Summary of expenses related to right-of-use assets and lease liabilities

Expenses related to right-of-use assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation expenses of right-of-use assets	2025	2024	2023
	(Euros in thousands)
Buildings	(3,137)	(3,213)	(3,265)
Laboratory equipment	—	(115)	(360)
Vehicles	(72)	(64)	(72)
IT and telecommunication	(22)	(25)	(26)
Total	(3,231)	(3,417)	(3,723)
Interest expenses from leases	(946)	(886)	(801)
Expenses relating to short-term leases	—	—	(1,548)
Expenses relating to low-value assets	(109)	(85)	(86)